Shareholders' Equity - Restricted Share Units (RSUs) Activity Schedule (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Restricted Stock Units (RSUs)
Unvested shares
Outstanding at beginning	81,352	100,861
Outstanding, shares at beginning	955,999	861,695
Granted	403,026	483,281
Forfeited	(13,835)	(70,126)
Vested and issued	(325,490)	(318,851)
Outstanding at ending	62,201	81,352
Outstanding, shares at ending	1,019,700	955,999
Performance Shares
Unvested shares
Outstanding, shares at beginning	341,850	392,043
Granted	105,581	95,038
Forfeited		(87,554)
Vested and issued	(140,498)	(57,677)
Outstanding, shares at ending	306,933	341,850
Progressive Waste Solutions Ltd. | Restricted Stock Units (RSUs)
Unvested shares
Outstanding at beginning	57,829	63,032
Cash settled	(5,803)	(5,203)
Outstanding at ending	52,026	57,829